Share-based payments - Summary of options outstanding (Details) Option in Millions	12 Months Ended
	Mar. 31, 2023 Option £ / shares	Mar. 31, 2022 Option £ / shares	Mar. 31, 2021 Option £ / shares	Mar. 31, 2020 Option £ / shares
Summary of options outstanding and exercisable
Outstanding shares | Option	62	61	62	53
Weighted average exercise price	£ 0.87	£ 1.02	£ 1.07	£ 1.19
Weighted average remaining contractual life	33 months	24 months
Minimum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 0.78
Maximum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 1.78